UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number:  775.832.6250

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2006


Item 1:	Schedule of Investments March 31, 2006

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2006

                                          Principal/      Market
                                            Shares         Value
INVESTMENT SECURITIES - 105%

CONVERTIBLE PREFERRED STOCK - 33%

AUSTRALIA - 5%
National Australia Bank 7.875%                48,500   $2,136,425
Village Roadshow 6.500% (f)                    1,500       65,812
Village Roadshow (144A) 6.500% (b)(f)         22,500      987,187

     Total Australia                                    3,189,425

UNITED STATES - 28%
AES Trust VII 6.000% Due 05-15-08             50,000    2,417,500
Carriage Services Cap Trust 7.000%
   Due 06-01-29                               39,000    1,599,000
Equity Office Properties $2.625		     2,400      123,360
Fleetwood Capital Trust 6.000%                50,000    1,800,000
Ford Motor Corp. Trust 6.500%
   Due 01-15-32 (d)                           27,000      811,350
Healthsouth Corp (144A)	$65		       1,800    1,934,334
Interpublic Group (144A) 5.250% (b)            1,000      936,200
Metromedia Int'l Group, Inc. 7.250% (d)       80,000    3,160,000
PRG-Schultz Int'l 9.000% Due 03-15-11 (f)      1,120      288,557
Paxson Communications 9.750% Due 12-31-06         97      683,836
Quadramed Corp (144A) 5.500% (b)              48,000      948,000
Washington Mutual 5.375% Due 07-01-41         45,500    2,457,910

    Total United States                                17,160,047

Total convertible preferred stock (cost- $15,521,865)  20,349,472

CONVERTIBLE BONDS - 65%

CANADA - 2%
Barrick Gold Corp. 2.750% Due 10-15-23 (d) 1,150,000    1,433,303

ISRAEL - 1%
Teva Pharm (Series B)                        500,000      605,600
   0.250% Due 02-01-24

SINGAPORE - 0%
APP Finance VI Mauritius                  12,903,000      193,545
   0.000% Due 11-18-12 (a)(c)(d)






UNITED STATES - 62%
Amgen (144A)                   		 1,200,000    1,213,512
   0.125% Due 02-01-11
Cell Therapeutics, Inc.                    1,500,000      675,000
   4.000% Due 07-01-10 (d)
Citadel Broadcasting 		             1,000,000      828,800
   1.875% Due 02-15-11
Computer Associates International, Inc.    1,000,000    1,392,500
   5.000% Due 03-15-07 (d)
Disney Walt Company                        1,850,000    1,981,813
   2.125% Due 04-15-23(d)
Durect Corp.                               1,138,000    2,331,478
   6.250% Due 06-15-08
Eastman Kodak (144A)                       2,200,000    2,361,260
   3.375% Due 10-15-33 (b)(d)
Interpublic Group of Cos. Inc.               800,000      835,000
   4.500% Due 03-15-23
Johnson and Johnson                        3,050,000    2,503,745
   0.000% Due 07-28-20 (c)(d)(e)
Level 3 Comm			             1,000,000	  1,585,000
   10.000% Due 05-01-2011
Level Three Communications                 2,000,000    1,690,000
   6.000% Due 09-15-09 (d)
Liberty Media (TWX)                        1,800,000    1,887,750
   0.750% Due 03-30-23
Lowe's Companies Inc.                      2,150,000    2,402,625
   0.000% Due 02-16-21 (c)
Merrill Lynch                              2,000,000    2,300,000
   0.000% Due 03-13-32 (c)
PRG-Schultz International                    537,600      408,576
   10.00% Due 03-15-11 (f)
RPM International                          1,950,000    1,045,688
   1.389% Due 05-13-33
Royal Caribbean Cruises Ltd.               4,100,000    2,129,950
   0.000% Due 02-02-21 (c)
Scottish Annuity & Life Holdings           1,000,000    1,179,100
   4.500% Due 12-01-22
TJX Companies, Inc.                        2,000,000    1,676,200
   0.000% Due 02-13-21 (c)
Tyco International Ltd (Series B)          2,000,000    2,562,600
   3.125% Due 01-15-23
UTStarcom, Inc.                            2,500,000    2,156,250
   0.875% Due 03-01-08
Universal Health Services                  2,600,000    1,521,000
   0.426% Due 06-23-20
Yellow Roadway Corp                        1,500,000    1,681,875
   3.375% Due 11-25-23
        Total United States                            38,349,721

Total convertible bonds (cost - $38,101,059)           40,582,168

CONVERTIBLE BOND UNITS - (5%, cost $3,727,939)

UNITED STATES - 5%
General Motors 6.250% Series C Due 07-15-33  100,000    1,735,000
Hercules Inc. 6.500% Due 06-30-29              1,720    1,393,200

         Total United States                            3,128,200

CORPORATE BONDS - (1%, cost $321,311)

UNITED STATES - 1%
PRG-Schultz International                    464,403      408,675
   11.000% Due 03-15-2011 (f)

Total corporate bonds                                     408,675


COMMON STOCK - (1%, cost $728,806)

UNITED STATES - 1%
COMSYS IT Partners, Inc (c)                   68,192      742,611
Durect Corporation (c)                            56          356

      Total United States                                 742,967


PREFERRED STOCK - (0%, cost $2,953)

GREAT BRITAIN - 0%
PTV Inc. $5.00                                   594        1,135


Total investment securities (cost - $58,403,934)       65,212,617


Other assets less liabilities - (5%)                   (3,082,305)

NET ASSETS - 100%                                      62,130,312


(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Security was originally issued by Alza Corp, which was subsequently assumed by Johnson & Johnson through acquisition.
(f) Fair value is determined in accordance with procedures established in good faith by the Investment Advisor with the oversight of the Board of Directors.

Percentages are based upon the fair value as a percent of net assets as of March 31, 2006.

Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President